Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(21.00%)	(21.00%)
Valuation allowance	(4.20%)	(9.80%)
Income tax provision	(25.20%)	(30.80%)